Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expense benefit
	2023	2022
Current tax expense:
Current Income Tax Expense - federal	$-	$-
Current Income Tax Expense - state	$-	$-

Schedule of deferred tax assets or liabilities
	2023	2022
Deferred tax assets and liabilities
Net Operating loss Carryforward	$5,780,000	$3,770,000
Amortization	$(103,000)	$(44,000)
Less: valuation allowance	$(5,677,000)	$(3,726,000)
Net deferred tax assets	$-	$-

Schedule of reconciliation of the income tax benefit
	2023	2022
Federal statutory income tax at 21%	21.00%	21.00%
Application of a full valuation allowance	(21.00)%	(21.00)%
Provision for income taxes	0.00%	0.00%